Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Land, Buildings and Improvements [Member]
Estimated useful lives	20 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives	2 years
Motor vehicles [Member]
Estimated useful lives	4 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Fixed Assets decoration [Member]
Estimated useful lives	5 years